Average Annual Total Returns{- Fidelity Managed Retirement 2030 Fund} - 07.31 Fidelity Managed Retirement Funds Retail Combo PRO-13 - Fidelity Managed Retirement 2030 Fund	Fidelity Managed Retirement 2030 Fund Return Before Taxes Past 1 year	Fidelity Managed Retirement 2030 Fund Return Before Taxes Since Inception		Fidelity Managed Retirement 2030 Fund After Taxes on Distributions Past 1 year	Fidelity Managed Retirement 2030 Fund After Taxes on Distributions Since Inception		Fidelity Managed Retirement 2030 Fund After Taxes on Distributions and Sales Past 1 year	Fidelity Managed Retirement 2030 Fund After Taxes on Distributions and Sales Since Inception		SP001 Past 1 year	SP001 Since Inception		IXXRV Past 1 year	IXXRV Since Inception
Total	8.89%	12.83%	[1]	7.27%	11.45%	[1]	5.68%	9.55%	[1]	28.71%	25.51%	[1]	9.01%	12.25%	[1]

[1]	(a)From August 16, 2019